Liquidity (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Dec. 27, 2023 USD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)
Liquidity (Details) [Line Items]
Company reported net loss | ¥	¥ 174,522,798	¥ 11,125,365	¥ 145,479,105	¥ 106,004,401	¥ 191,826,242
Accumulated deficit	(2,048,560,763)		(1,874,037,965)	¥ (1,590,567,163)			$ (285,322,817)	$ (272,718,245)
Cash	259,900,000		370,400,000				36,200,000	53,900,000
Outstanding bank loans and other borrowing	¥ 544,700,000		¥ 487,500,000				$ 75,900,000	$ 70,900,000
Prepayment loan (in Dollars)						$ 40,000,000
Subsequent Event [Member]
Liquidity (Details) [Line Items]
Prepayment loan (in Dollars)						$ 40,000,000